Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Jul. 19, 2022	Jul. 06, 2022	Mar. 07, 2022	Feb. 24, 2022	Feb. 23, 2022
Subsequent Events (Details) [Line Items]
Principal amount					$ 2,000,000
Withdrew from its trust account	$ 56,028		$ 0
Transaction agreement		the Company, FOXO and the Purchaser Representative entered into a second amendment to the FOXO Transaction Agreement (the “Second FOXO Amendment”), pursuant to which the number of shares of Purchase Class A Common Stock (as defined in the FOXO Transaction Agreement) to be issued as Merger Consideration (as defined in the FOXO Transaction Agreement) to certain members of FOXO’s management and certain strategic partners of FOXO at the Closing under the Management Contingent Plan (as defined in the FOXO Transaction Agreement) was reduced from ten million (10,000,000) shares to nine million two hundred thousand (9,200,000) shares.		In connection with the FOXO Transaction Agreement, we also entered into several ancillary agreements, including: (i) a Common Stock Purchase Agreement with CF Principal Investments LLC (“Cantor”), pursuant to which, the Combined Company (as defined therein) after the closing of the FOXO Transaction Agreement has the right from time to time to sell to Cantor up to $40 million in shares of its Class A common stock, subject to certain limitations and conditions set forth therein and (ii) certain subscription agreements with Andrew J. Poole, our Chairman and Chief Executive Officer, and The Gray Insurance Company, which is an affiliate of certain of our officers and directors (the “Subscription Investors”), pursuant to which, in the event that, at the Closing (as defined in the FOXO Transaction Agreement), we have cash or cash equivalents of less than $10,000,000, the Subscription Investors will subscribe for up to 1,000,000 shares of our Class A common stock, subject to certain limitations and conditions set forth therein.
Received second installment of the extension loan	$ 386,665.23